Business Segments (Detail) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Business Segment Information
Net sales	$ 6,709	$ 6,874	$ 6,731	$ 6,348	$ 6,122	$ 6,193	$ 5,719	$ 5,089	$ 26,662	$ 23,123	$ 25,269
Operating Income (Loss)									5,918	4,814	5,218
Assets	30,156				27,250				30,156	27,250	25,793
Depreciation and Amortization									1,120	1,157	1,153
Capital Expenditures									1,091	903	1,471
Industrial and Transportation
Business Segment Information
Net sales									8,429	7,120	8,173
Operating Income (Loss)									1,754	1,230	1,535
Assets	6,703				6,365				6,703	6,365	6,300
Depreciation and Amortization									326	328	283
Capital Expenditures									331	235	349
Health Care
Business Segment Information
Net sales									4,513	4,282	4,294
Operating Income (Loss)									1,362	1,347	1,172
Assets	4,189				3,216				4,189	3,216	3,093
Depreciation and Amortization									131	143	146
Capital Expenditures									78	125	169
Consumer and Office
Business Segment Information
Net sales									3,853	3,471	3,578
Operating Income (Loss)									840	748	683
Assets	2,149				1,819				2,149	1,819	1,815
Depreciation and Amortization									100	88	79
Capital Expenditures									69	43	87
Safety, Security and Protection Services
Business Segment Information
Net sales									3,316	3,076	3,339
Operating Income (Loss)									709	728	692
Assets	3,996				3,208				3,996	3,208	3,130
Depreciation and Amortization									168	169	147
Capital Expenditures									130	93	107
Display and Graphics
Business Segment Information
Net sales									3,884	3,132	3,268
Operating Income (Loss)									946	590	583
Assets	3,729				3,564				3,729	3,564	3,479
Depreciation and Amortization									187	174	220
Capital Expenditures									185	160	305
Electro and Communications
Business Segment Information
Net sales									3,043	2,387	2,956
Operating Income (Loss)									670	351	574
Assets	2,245				2,143				2,245	2,143	2,259
Depreciation and Amortization									101	107	132
Capital Expenditures									110	60	149
Corporate and Unallocated
Business Segment Information
Net sales									10	13	22
Operating Income (Loss)									(278)	(101)	58
Assets	7,145				6,935				7,145	6,935	5,717
Depreciation and Amortization									107	148	146
Capital Expenditures									188	187	305
Elimination of Dual Credit
Business Segment Information
Net sales									(386)	(358)	(361)
Operating Income (Loss)									$ (85)	$ (79)	$ (79)